UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     May 4, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      $114,198



List of Other Included Managers:

NONE

                                                              FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
AGCO CORP                      COM       001084102        3325   182175SH       SOLE                  0      0  182175
ALCOA INC                      COM       013817101        3075   101175SH       SOLE                  0      0  101175
ARACRUZ SPN ADR                ADR       038496204        4285   119700SH       SOLE                  0      0  119700
BIOSITE INC                    COM       090945106        4040    77650SH       SOLE                  0      0   77650
BOEING CO                      COM       097023105         298     5095SH       SOLE                  0      0    5095
BP P L C SPN ADR               ADR       055622104        4767    76393SH       SOLE                  0      0   76393
CISCO SYSTEMS INC              COM       17275r102         916    51190SH       SOLE                  0      0   51190
COMMERCE BANCORP INC           COM       200519106        3080    94850SH       SOLE                  0      0   94850
COVANCE INC                    COM       222816100        4156    87300SH       SOLE                  0      0   87300
ENCANA CORP                    COM       292505104        3627    51500SH       SOLE                  0      0   51500
GENERAL DYNAMICS CORP          COM       369550108        4338    40525SH       SOLE                  0      0   40525
HEADWATERS INC                 COM       42210p102        4255   129650SH       SOLE                  0      0  129650
HLTH MGMT ASN INC NEW          COM       421933102        2337    89250SH       SOLE                  0      0   89250
IHOP CORP NEW                  COM       449623107        2498    52400SH       SOLE                  0      0   52400
ISHARES MSCI JPN INDEX         COM       464286848        4811   458650SH       SOLE                  0      0  458650
ISHARES MSCI PAC X-JPN         COM       464286665        2653    29450SH       SOLE                  0      0   29450
JDS UNIPHASE CORP COM          COM       46612j101          27    16000SH       SOLE                  0      0   16000
JOHNSON & JOHNSON              COM       478160104        4704    70036SH       SOLE                  0      0   70036
LIBERTY MEDIA CORP SER A       COM       530718105        3114   300300SH       SOLE                  0      0  300300
LIZ CLAIBORNE INC              COM       539320101        3992    99475SH       SOLE                  0      0   99475
LOUISIANA PACIFIC CORP         COM       546347105         327    13000SH       SOLE                  0      0   13000
MICROSOFT CORP                 COM       594918104         332  13750.5SH       SOLE                  0      0   13750
NEWMONT MNG CORP HLDG CO       COM       651639106        4489   106250SH       SOLE                  0      0  106250
OFFICE DEPOT INC               COM       676220106        3944   177800SH       SOLE                  0      0  177800
ONEOK INC NEW                  COM       682680103        5152   167175SH       SOLE                  0      0  167175
PAN AMERICAN SILVER CORP       COM       697900108        1598   100775SH       SOLE                  0      0  100775
PLUM CRK TBR CO INC COM        COM       729251108         497    13920SH       SOLE                  0      0   13920
PORTFOLIO RVRY ASN INC         COM       73640q105        3187    93643SH       SOLE                  0      0   93643
POSCO SPONSORED ADR            ADR       693483109        3961    80250SH       SOLE                  0      0   80250
RIO TINTO PLC SPNS ADR         ADR       767204100        3250    25050SH       SOLE                  0      0   25050
SUNOCO INC                     COM       86764p109        2836    27400SH       SOLE                  0      0   27400
SUPERIOR ENGY SVC INC          COM       868157108        3455   200850SH       SOLE                  0      0  200850
SUPERIOR INDUST INTL INC       COM       868168105        1923    72800SH       SOLE                  0      0   72800
TELEFONOS DE MEX SP ADR        ADR       879403780        3732   108075SH       SOLE                  0      0  108075
TEMPLETON GLOBAL INC FD        COM       880198106        1911   219600SH       SOLE                  0      0  219600
TUPPERWARE CORP                COM       899896104        2044   100400SH       SOLE                  0      0  100400
TYCO INTERNATIONAL LTD         COM       902124106         807    23873SH       SOLE                  0      0   23873
VAN KAMPEN SENR INC TRUST      COM       920961109        3615   423350SH       SOLE                  0      0  423350
WASHINGTON FEDERAL INC         COM       938824109        2842   121658SH       SOLE                  0      0  121658